Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Share

The calculations of basic earnings (loss) per share and diluted earnings (loss) per share are as follows:

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2017
Basic earnings per share	$3,944	36,807,275	$0.11
Effect of dilutive securities — Stock options		685,163
Diluted earnings per share	$3,944	37,492,438	$0.11

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2018
Basic loss per share	$(13,254)	37,826,398	$(0.35)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(13,254)	37,826,398	$(0.35)

	Consolidated net income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2019
Basic loss per share	$(13,191)	38,330,742	$(0.34)
Effect of dilutive securities — Stock options		—
Diluted loss per share	$(13,191)	38,330,742	$(0.34)